Investment Portfolioas of May 31, 2023 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 94.0%
Brazil 0.4%
Pagseguro Digital Ltd. "A"* (Cost $5,778,333)	181,184	1,802,781
Canada 7.0%
Agnico Eagle Mines Ltd.	65,100	3,312,787
Alimentation Couche-Tard, Inc.	144,830	7,012,652
Brookfield Asset Management Ltd. "A" (a)	105,000	3,209,945
Brookfield Corp.	420,000	12,613,923
Canadian National Railway Co.	37,700	4,250,727
(Cost $14,059,441)		30,400,034
China 4.9%
Alibaba Group Holding Ltd. (ADR)*	40,000	3,182,000
ANTA Sports Products Ltd.	210,400	2,143,002
Meituan "B", 144A*	17,710	249,019
Minth Group Ltd.	490,633	1,225,618
Ping An Insurance Group Co. of China Ltd. "H"	1,155,500	7,363,219
Tencent Holdings Ltd.	177,100	7,047,079
(Cost $23,787,907)		21,209,937
Denmark 0.9%
Novo Nordisk AS "B" (Cost $3,090,861)	24,400	3,909,477
France 12.2%
Airbus SE	33,186	4,366,081
Capgemini SE	35,200	6,138,903
Cie de Saint-Gobain	53,500	2,979,122
LVMH Moet Hennessy Louis Vuitton SE	9,811	8,575,956
Schneider Electric SE	29,120	5,042,123
Teleperformance	29,800	4,481,177
TotalEnergies SE	202,800	11,474,621
Vinci SA	86,539	9,880,743
(Cost $39,811,063)		52,938,726
Germany 12.8%
adidas AG	7,500	1,220,892
Allianz SE (Registered)	44,250	9,482,799
Auto1 Group SE 144A*	89,671	770,144
Brenntag SE	40,700	3,210,065
Deutsche Boerse AG	59,400	10,255,738
Deutsche Post AG (Registered)	73,200	3,294,443
Deutsche Telekom AG (Registered)	186,451	4,137,114
Evonik Industries AG	68,100	1,370,125
Evotec SE*	127,160	2,761,851
ING Groep NV	432,700	5,343,237
SAP SE	52,800	6,892,401
Siemens Healthineers AG 144A	44,200	2,512,215
TeamViewer SE 144A*	145,165	2,281,295

Wacker Chemie AG	8,760	1,167,239
Zalando SE 144A*	35,100	1,025,681
(Cost $61,478,579)		55,725,239
Hong Kong 1.0%
Techtronic Industries Co., Ltd. (Cost $944,728)	463,501	4,309,059
Ireland 3.9%
Experian PLC	180,286	6,359,439
ICON PLC* (b)	21,000	4,473,630
Kerry Group PLC "A"	64,070	6,250,893
(Cost $12,579,668)		17,083,962
Japan 8.9%
Anycolor, Inc.*	8,200	367,439
Daikin Industries Ltd.	37,300	7,089,280
Fast Retailing Co., Ltd.	21,900	5,122,454
Hoya Corp.	56,000	7,021,569
Keyence Corp.	15,800	7,662,490
Lasertec Corp.	8,900	1,370,036
MISUMI Group, Inc.	122,489	2,657,303
Shimadzu Corp.	139,900	4,328,646
Shiseido Co., Ltd.	64,200	2,913,376
(Cost $25,422,921)		38,532,593
Korea 1.5%
Samsung Electronics Co., Ltd. (Cost $5,122,681)	120,042	6,453,579
Netherlands 6.1%
Adyen NV 144A*	1,900	3,101,420
ASML Holding NV	16,335	11,774,288
Koninklijke DSM NV (c)	26,293	2,924,002
NXP Semiconductors NV (b)	12,600	2,256,660
Prosus NV	40,959	2,702,168
Universal Music Group NV	184,800	3,672,471
(Cost $19,354,575)		26,431,009
Norway 0.4%
Mowi ASA (Cost $2,232,561)	97,400	1,674,923
Singapore 3.0%
DBS Group Holdings Ltd. (Cost $9,088,308)	582,600	13,021,611
Sweden 2.6%
Assa Abloy AB "B"	185,995	4,137,019
Hexagon AB "B"	269,500	3,124,163
Spotify Technology SA* (d)	25,378	3,778,784
(Cost $10,192,956)		11,039,966
Switzerland 9.7%
Alcon, Inc.	55,500	4,299,118
Lonza Group AG (Registered)	25,100	15,699,133
Nestle SA (Registered)	107,218	12,698,572
Roche Holding AG (Genusschein)	24,309	7,707,970
Sportradar Holding AG "A"* (b)	125,700	1,515,942
(Cost $23,728,383)		41,920,735

Taiwan 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $3,335,897)	551,000	9,947,081
United Kingdom 5.8%
AstraZeneca PLC	58,740	8,564,271
Farfetch Ltd. "A"* (a) (d)	143,400	706,962
Halma PLC	112,700	3,382,768
Rentokil Initial PLC	1,541,230	12,280,832
VTEX "A"* (a) (d)	67,294	263,119
(Cost $23,880,853)		25,197,952
United States 7.6%
EPAM Systems, Inc.*	4,800	1,231,776
Marsh & McLennan Companies, Inc.	45,645	7,904,801
Mastercard, Inc. "A"	13,370	4,880,317
NVIDIA Corp.	24,650	9,326,081
Schlumberger NV	135,480	5,802,609
Thermo Fisher Scientific, Inc.	7,800	3,965,988
(Cost $12,767,359)		33,111,572
Uruguay 3.0%
Globant SA*	56,200	10,330,122
MercadoLibre, Inc.*	2,140	2,651,460
(Cost $6,238,088)		12,981,582
Total Common Stocks (Cost $302,895,162)		407,691,818

Preferred Stocks 0.6%
Germany
Sartorius AG (a) (Cost $1,668,614)	7,640	2,579,853

Other Investments 0.5%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	2,341,152

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (e) (f) (Cost $5,183,933)	5,183,933	5,183,933

Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 5.13% (e) (Cost $19,475,732)	19,475,732	19,475,732

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $329,223,441)	100.8	437,272,488
Other Assets and Liabilities, Net	(0.8)	(3,378,657)
Net Assets	100.0	433,893,831
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 are as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (e) (f)
1,899,809	3,284,124 (g)	—	—	—	23,969	—	5,183,933	5,183,933
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 5.13% (e)
9,019,505	41,566,193	31,109,966	—	—	362,236	—	19,475,732	19,475,732
10,919,314	44,850,317	31,109,966	—	—	386,205	—	24,659,665	24,659,665

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $4,879,331, which is 1.1% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Investment was valued using significant unobservable inputs.
(d)	Listed on the New York Stock Exchange.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At May 31, 2023 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	86,500,289	21%
Financials	78,979,791	19%
Industrials	74,337,413	18%
Health Care	63,495,075	15%
Consumer Discretionary	31,091,298	8%
Consumer Staples	30,550,416	7%
Communication Services	19,266,006	5%
Energy	17,277,230	4%
Materials	11,115,305	3%
Total	412,612,823	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,802,781	$—	$—	$1,802,781
Canada	30,400,034	—	—	30,400,034
China	3,182,000	18,027,937	—	21,209,937
Denmark	—	3,909,477	—	3,909,477
France	—	52,938,726	—	52,938,726
Germany	—	55,725,239	—	55,725,239
Hong Kong	—	4,309,059	—	4,309,059
Ireland	4,473,630	12,610,332	—	17,083,962
Japan	—	38,532,593	—	38,532,593
Korea	—	6,453,579	—	6,453,579
Netherlands	2,256,660	21,250,347	2,924,002	26,431,009
Norway	—	1,674,923	—	1,674,923
Singapore	—	13,021,611	—	13,021,611
Sweden	3,778,784	7,261,182	—	11,039,966
Switzerland	1,515,942	40,404,793	—	41,920,735
Taiwan	—	9,947,081	—	9,947,081
United Kingdom	970,081	24,227,871	—	25,197,952
United States	33,111,572	—	—	33,111,572
Uruguay	12,981,582	—	—	12,981,582
Preferred Stocks	—	2,579,853	—	2,579,853
Other Investments	2,341,152	—	—	2,341,152
Short-Term Investments (a)	24,659,665	—	—	24,659,665
Total	$121,473,883	$312,874,603	$2,924,002	$437,272,488
During the period ended May 31, 2023, the amount of transfers between Level 2 and Level 3 was $4,954,826. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DIGF-PH3
R-080548-2 (1/25)